Document and Entity Information	Jun. 03, 2020
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 03, 2020
Entity Registrant Name	NuStar Energy L.P.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-16417
Entity Tax Identification Number	74-2956831
Entity Address, Address Line One	19003 IH-10 WEST
Entity Address, City or Town	SAN ANTONIO
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78257
City Area Code	210
Local Phone Number	918-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001110805
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common units
Trading Symbol	NS
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Series A Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units
Trading Symbol	NSprA
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Series B Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units
Trading Symbol	NSprB
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Series C Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units
Trading Symbol	NSprC
Security Exchange Name	NYSE